                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09749

                         LIFETIME ACHIEVEMENT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             15858 West Dodge Road, Suite 310, Omaha, Nebraska 68118
               (Address of Principal Executive Offices) (Zip Code)

                                 (402) 330-1166
              (Registrant's Telephone Number, Including Area Code)

                          Roland R. Manarin, President
                         Lifetime Achievement Fund, Inc.
                        15858 West Dodge Road, Suite 310
                              Omaha, Nebraska 68118
                     (Name and Address of Agent for Service)

                                   Copies to:

                               John C. Miles, Esq.
                 Cline Williams Wright Johnson & Oldfather, LLP
                                   233 S. 13th
                                   Suite 1900
                             Lincoln, Nebraska 68508

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2004 - June 30, 2005

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SOFTBRANDS, INC.

Exchange Ticker Symbol:                 SFBD         CUSIP:         83402A107

Shareholder Meeting Date:            7/28/2004                    Annual Meeting

                                                                   Proposed by
                                                             -----------------------
                            Proposal                         Issuer  Security Holder  Voted  LFTAX Voted  Management Recommended
     ------------------------------------------------------  ------  ---------------  -----  -----------  ----------------------
1.01 Elect Director David Samuel                               X                        YES       FOR                FOR
1.02 Elect Director Jeffery Vorholt                            X                        YES       FOR                FOR
   2 Approve amendments to amend and restate articles          X                        YES       FOR                FOR
     of incorporation to increase authorized shares to 125M

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OCM GOLD FUND

Exchange Ticker Symbol:                 OCMGX         CUSIP:        693361107

Shareholder Meeting Date:             2/24/2005                  Special Meeting

                                             Proposed by
                                       -----------------------
                   Proposal            Issuer  Security Holder  Voted  LFTAX Voted  Management Recommended
     --------------------------------  ------  ---------------  -----  -----------  ----------------------
1.01 Elect Director Gregory M. Orrell    X                       YES       FOR                FOR
1.02 Elect Director John L. Crary        X                       YES       FOR                FOR
1.03 Elect Director Doug Webenbauer      X                       YES       FOR                FOR

BLACKROCK HEALTH SCIENCES A

Exchange Ticker Symbol:                  SHSAX        CUSIP:        091937573

Shareholder Meeting Date:              4/29/2005                 Special Meeting

                                                    Proposed by
                                              -----------------------
                     Proposal                 Issuer  Security Holder  Voted  LFTAX Voted  Management Recommended
     ---------------------------------------  ------  ---------------  -----  -----------  ----------------------
1.01 Elect Director Bruce R. Bond                X                      YES       FOR                FOR
1.02 Elect Director Richard A. Davis             X                      YES       FOR                FOR
1.03 Elect Director Peter S. Drotch              X                      YES       FOR                FOR
1.04 Elect Director Stuart E. Eizenstat          X                      YES       FOR                FOR
1.05 Elect Director Laurence D. Fink             X                      YES       FOR                FOR
1.06 Elect Director Robert M. Hernandez          X                      YES       FOR                FOR
1.07 Elect Director Matina Horner                X                      YES       FOR                FOR
1.08 Elect Director Toby Rosenblatt              X                      YES       FOR                FOR
1.09 Elect Director David R. Wilmerding, Jr.     X                      YES       FOR                FOR

LEVEL 3 COMMUNICATIONS, INC.

Exchange Ticker Symbol:                  LVLT         CUSIP:        52729N100

Shareholder Meeting Date:             5/17/2005                   Annual Meeting

                                                    Proposed by
                                              ------------------------
                     Proposal                 Isssuer  Security Holder  Voted  LFTAX Voted  Management Recommended
     ---------------------------------------  -------  ---------------  -----  -----------  -----------------------
1.01 Elect Director James O. Ellis, Jr.          X                       YES       FOR                FOR
1.02 Elect Director Richard R. Jaros             X                       YES       FOR                FOR
1.03 Elect Director Albert C. Yates              X                       YES       FOR                FOR
   2 To approve the granting to the Level 3      X                       YES       FOR                FOR
     Communications, Inc. board of directors
     of discretionary authority to amend our
     amended and restated certificate of
     incorporation to effect a reverse stock
     split at one of four ratios.
   3 To approve an amendment and restatement     X                       YES       FOR                FOR
     of the Level 3 Communications, Inc.
     certificate of incorporation.

A.G. EDWARDS, INC.

Exchange Ticker Symbol:               AGE           CUSIP:          281760108

Shareholder Meeting Date:          6/23/2005                      Annual Meeting

                                                   Proposed by
                                             -----------------------
                   Proposal                  Issuer  Security Holder  Voted  LFTAX Voted  Management Recommended
     --------------------------------------  ------  ---------------  -----  -----------  ----------------------
1.01 Elect Director Samuel C. Hutchinson Jr     X                      YES       FOR                FOR
1.02 Elect Director Ronald J. Kessler           X                      YES       FOR                FOR

2   To approve an amendment to the company's                  X                       YES       FOR                FOR
    1988 incentive stock plan to increase the
    number of shares of common stock available
    under the plan.
3   To approve an amendment to the company's                  X                       YES       FOR                FOR
    2002 employee stock purchase plan to
     increase the number of shares of common
    stock available under the plan.
4   To approve the company's non-employee                     X                       YES       FOR                FOR
    director stock compensation plan.
5   To ratify the appointment of Deloitte &                   X                       YES       FOR                FOR
    Touche LLP as independent auditors of the
    company for the fiscal year ending 2/28/2006

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

/s/ Roland R. Manarin
------------------------------
Roland R. Manarin
Principal Executive Officer and Principal Financial Officer
August 24, 2005